Financing Activities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer
Financing Receivable, Impaired
Recorded Investment	$ 593	$ 484	$ 396
Unpaid Principal Balance	584	471	388
Related Allowance	54	34	29
Average Recorded Investment	520	504	272
Interest Income Recognized	11	15	8
Customer | Impaired Loans and Finance Leases With No Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	378	326	283
Unpaid Principal Balance	377	317	281
Related Allowance	0	0	0
Average Recorded Investment	332	345	152
Interest Income Recognized	6	12	2
Customer | Impaired Loans and Finance Leases With An Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	215	158	113
Unpaid Principal Balance	207	154	107
Related Allowance	54	34	29
Average Recorded Investment	188	159	120
Interest Income Recognized	5	3	6
Customer | North America
Financing Receivable, Impaired
Recorded Investment	53	106	140
Unpaid Principal Balance	50	100	138
Related Allowance	7	6	16
Average Recorded Investment	75	147	105
Interest Income Recognized	4	6	5
Customer | North America | Impaired Loans and Finance Leases With No Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	28	83	87
Unpaid Principal Balance	27	80	87
Related Allowance	0	0	0
Average Recorded Investment	50	91	39
Interest Income Recognized	3	4	2
Customer | North America | Impaired Loans and Finance Leases With An Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	25	23	53
Unpaid Principal Balance	23	20	51
Related Allowance	7	6	16
Average Recorded Investment	25	56	66
Interest Income Recognized	1	2	3
Customer | Europe
Financing Receivable, Impaired
Recorded Investment	73	69	32
Unpaid Principal Balance	71	67	26
Related Allowance	11	8	6
Average Recorded Investment	72	31	28
Interest Income Recognized	2	0	1
Customer | Europe | Impaired Loans and Finance Leases With No Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	45	47	6
Unpaid Principal Balance	45	46	4
Related Allowance	0	0	0
Average Recorded Investment	45	11	7
Interest Income Recognized	1	0	0
Customer | Europe | Impaired Loans and Finance Leases With An Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	28	22	26
Unpaid Principal Balance	26	21	22
Related Allowance	11	8	6
Average Recorded Investment	27	20	21
Interest Income Recognized	1	0	1
Customer | Asia/Pacific
Financing Receivable, Impaired
Recorded Investment	21	13	17
Unpaid Principal Balance	21	13	17
Related Allowance	4	3	3
Average Recorded Investment	18	16	22
Interest Income Recognized	1	1	1
Customer | Asia/Pacific | Impaired Loans and Finance Leases With No Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	2	4	5
Unpaid Principal Balance	2	4	5
Related Allowance	0	0	0
Average Recorded Investment	3	5	6
Interest Income Recognized	0	0	0
Customer | Asia/Pacific | Impaired Loans and Finance Leases With An Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	19	9	12
Unpaid Principal Balance	19	9	12
Related Allowance	4	3	3
Average Recorded Investment	15	11	16
Interest Income Recognized	1	1	1
Customer | Mining
Financing Receivable, Impaired
Recorded Investment	1	8	8
Unpaid Principal Balance	1	8	8
Related Allowance	0	0	0
Average Recorded Investment	8	8	9
Interest Income Recognized	0	1	1
Customer | Mining | Impaired Loans and Finance Leases With No Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	1	8	8
Unpaid Principal Balance	1	8	8
Related Allowance	0	0	0
Average Recorded Investment	8	8	3
Interest Income Recognized	0	1	0
Customer | Mining | Impaired Loans and Finance Leases With An Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	0	0	0
Unpaid Principal Balance	0	0	0
Related Allowance	0	0	0
Average Recorded Investment	0	0	6
Interest Income Recognized	0	0	1
Customer | Latin America
Financing Receivable, Impaired
Recorded Investment	37	28	13
Unpaid Principal Balance	37	28	13
Related Allowance	8	4	2
Average Recorded Investment	33	20	10
Interest Income Recognized	2	1	0
Customer | Latin America | Impaired Loans and Finance Leases With No Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	7	9	3
Unpaid Principal Balance	7	9	3
Related Allowance	0	0	0
Average Recorded Investment	6	9	5
Interest Income Recognized	0	1	0
Customer | Latin America | Impaired Loans and Finance Leases With An Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	30	19	10
Unpaid Principal Balance	30	19	10
Related Allowance	8	4	2
Average Recorded Investment	27	11	5
Interest Income Recognized	2	0	0
Customer | Caterpillar Power Finance
Financing Receivable, Impaired
Recorded Investment	408	260	186
Unpaid Principal Balance	404	255	186
Related Allowance	24	13	2
Average Recorded Investment	314	282	98
Interest Income Recognized	2	6	0
Customer | Caterpillar Power Finance | Impaired Loans and Finance Leases With No Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	295	175	174
Unpaid Principal Balance	295	170	174
Related Allowance	0	0	0
Average Recorded Investment	220	221	92
Interest Income Recognized	2	6	0
Customer | Caterpillar Power Finance | Impaired Loans and Finance Leases With An Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	113	85	12
Unpaid Principal Balance	109	85	12
Related Allowance	24	13	2
Average Recorded Investment	94	61	6
Interest Income Recognized	0	0	0
Dealer
Financing Receivable, Impaired
Recorded Investment	0	0	0
Average Recorded Investment	0	0	6
Dealer | Europe
Financing Receivable, Impaired
Average Recorded Investment			6
Caterpillar Purchased Receivables
Financing Receivable, Impaired
Recorded Investment	0	0	0
Average Recorded Investment	$ 0	$ 0	$ 0